Fair Value Measurements (Details) - Schedule of Company’s Assets and Liabilities that are Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Inputs, Level 1 [Member]
Assets:
Fair value, assets		$ 290,737,917	$ 287,523,555
Fair Value, Inputs, Level 1 [Member] | Warrant [Member]
Liabilities:
Fair value, liabilities		70,000	7,618,750
Fair Value, Inputs, Level 3 [Member] | Warrant Liabilities – Private Placement Warrants [Member]
Liabilities:
Fair value, liabilities		$ 40,000	$ 4,372,500